Disposal of Assets and other changes in organizational structure	12 Months Ended
Dec. 31, 2017
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Disposal of Assets and other changes in organizational structure
10.	Disposal of Assets and other changes in organizational structure

The Company has an active partnership and divestment program which takes into account opportunities for divestments in several areas in which it operates. The divestment portfolio is dynamic, meaning that market conditions, legal matters and negotiations may affect the Company’s evaluation of ongoing and potential transactions. This program is an essential initiative in the Company’s 2018-2022 Business and Management Plan (2018-2022 BMP) which, along with other initiatives, will enable the Company to reduce and improve its indebtedness and debt profile, respectively. For the 2017-2018 period, the target of proceeds from divestments is US$ 21 billion.

On December 7, 2016, the Brazilian Federal Auditor’s Office (Tribunal de Contas da União – TCU) filed a civil action prohibiting the Company from commencing additional divestment projects and entering into sales agreements, except for transactions in their final stages at that time.

After the TCU’s assessment of the divestments decision-making methodology and the Company’s review of its divestment policies, the TCU’s civil action was dismissed, allowing the partnership and divestment program to continue based on the Company’s revised methodology.

Accordingly, the Company’s Executive Board approved the new divestment portfolio on March 30, 2017, consisting of projects that follow the revised divestment methodology in compliance with the TCU’s decision.

10.1.	Disposal of assets

Disposal of distribution assets in Chile

On July 22, 2016, the Company signed a sale and purchase agreement with the Southern Cross Group for the sale of 100% of Petrobras Chile Distribución Ltda (PCD), a group entity from the distribution business segment, held through Petrobras Caribe Ltda.

This transaction was concluded on January 4, 2017 and the net proceeds from this sale were US$ 470, of which US$ 90 was received via distribution of dividends after taxes on December 9, 2016 and the remaining US$ 380 was paid by Southern Cross Group at the transaction closing. Accordingly, the Company recognized a gain of US$ 0.8 as other income and expenses, in the first quarter of 2017, taking into account the impairment of US$ 82 at December 31, 2016.

In addition, a US$ 79 loss was recycled from shareholders’ equity to other income and expenses within the income statement, reflecting the reclassification of cumulative translation adjustments resulting from the depreciation of the Chilean Peso against the U.S Dollar from the time of the acquisition of this investment to its disposal (see note 23.4).

Disposal of interest in Nova Transportadora do Sudeste (NTS) and related changes in organizational structure

On September 22, 2016, the Company’s Board of Directors approved the sale of a 90% interest in Nova Transportadora do Sudeste—NTS, a group entity from the gas and power business segment, to Brookfield Infrastructure Partners (BIP) and its affiliates, through a Private Equity Investment Fund (FIP) whose other shareholders are British Columbia Investment Management Corporation (BCIMC), CIC Capital Corporation (wholly-owned subsidiary of China Investment Corporation—CIC) and GIC Private Limited (GIC). The disposal occurred after a corporate restructuring intended to concentrate the transportation assets of the southeastern region in NTS.

The corporate restructuring of NTS comprised an increase in its share capital in the amount of US$ 711, through net assets of the Company’s subsidiary Transportadora Associada de Gás S.A. – TAG. Subsequently TAG had a reduction in its share capital, in the amount of its investment in NTS (US$ 800), which was transferred to Petrobras. This restructuring maintained the same terms of the Firm Gas Transportation Agreements associated to the assets involved on the transaction.

On April 4, 2017, after performing all conditions precedent and adjustments provided for in the purchase and sale agreement, this transaction was completed in the amount of US$ 5.08 billion upon the payment of US$ 4.23 billion on this date, made up of: US$ 2.59 billion from the sale of shares, of which US$ 109 was allocated to an escrow account pledged as collateral for charges associated with the repair of pipelines; and US$ 1.64 billion relates to the issuance of convertible debentures by NTS, maturing in 10 years, as a replacement of the debt to PGT. The remaining balance (US$ 850, also relating to the sale of shares) will be paid in the fifth year, bearing annual interests at a fixed rate, as established in the purchase and sale agreement.

At the transaction closing, the Company recognized a gain on this transaction in the amount of US$ 2,169 accounted for as other income and expenses, which includes a US$ 217 gain on the remeasurement at fair value of the remaining 10% interest in NTS.

On October 10, 2017, the final price adjustment was settled in the amount of US$ 20, totaling a gain of US$ 2,189 on this transaction.

Disposal of Guarani

On December 28, 2016, the Company’s wholly-owned subsidiary in the biofuels business segment—Petrobras Biocombustível S.A. (PBIO) disposed of its interests in the associate Guarani S.A. (45.97% of share capital) to Tereos Participations SAS, an entity of the French group Tereos.

On February 3, 2017, this transaction was concluded pursuant to the payment of US$ 203, after all conditions precedent were performed by Tereos Participations S.A. In 2016, impairment losses amounting to US$ 118 were accounted for as results in equity-accounted investments with respect to Guarani.

Additionally, a gain of US$ 42 was recycled from shareholders’ equity to other income and expenses within the income statement, reflecting the reclassification of cumulative translation adjustment resulting from the appreciation of Mozambican Metical against the Brazilian Real from the acquisition of this investment to its disposal (see note 23.4). This gain was partially offset by a US$ 22 loss also recycled from shareholders’ equity to other income and expenses reflecting cumulative losses relating to cash flow hedge accounting.

Disposal of Liquigás

On November 17, 2016 the Company’s Board of Directors approved the disposal of its wholly-owned subsidiary Liquigás Distribuidora S.A, a group entity from the RT&M business segment (Refining, Transportation and Marketing), to Companhia Ultragaz S.A., a subsidiary of Ultrapar Participações S.A. In January 2017, this sale was approved at Ultrapar’s and Petrobras’ Shareholders’ Meetings in the amount of US$ 828.

According to an official statement released by the General Superintendence of CADE (SG) on June 30, 2017, additional diligence was required in order to make a decision regarding on market concentration aspects of this sale. On August 28, 2017, the SG reported some concerns about market concentration that may result from this transaction and submitted its opinion to the CADE court.

Based on pending conditions precedent to the transaction, including CADE approval, the related assets and liabilities remained classified as held for sale as of December 31, 2017.

On February 28, 2018, the CADE court ruled on this matter and dismissed this sale. This decision is subject to a termination clause within the sales and purchase agreement that provides for compensation to the Company, amounting to US$ 88, which were received on March 13, 2018.

Disposal of Suape and Citepe petrochemical plants

On December 28, 2016, the Company’s Board of Directors approved the disposal of the interests in the wholly-owned subsidiaries Companhia Petroquímica de Pernambuco (PetroquímicaSuape) and Companhia Integrada Têxtil de Pernambuco (Citepe), both from the RT&M business segment, to Grupo Petrotemex S.A. de C.V. and to Dak Americas Exterior, S.L., both subsidiaries of Alpek, S.A.B. de C.V., which is a company from Grupo Alfa S.A.B. de C.V. (a Mexican public company), in the amount of US$ 385, which will be fully disbursed at the transaction closing. This amount remains subject to adjustments relating to working capital, net debt and recoverable taxes.

On February 21, 2017, the transaction was approved at the Grupo Alfa’s Board of Directors Meeting and, on March 27, 2017, at Petrobras’ Shareholders’ Meeting.

According to an official statement released by the General Superintendence of CADE (SG) on October 10, 2017, additional diligence was required in order to conclude on market concentration aspects of this sale. On December 15, 2017, the SG concluded its opinion, recommending to the CADE Court the approval of this transaction subject to the execution of an Agreement on Concentration of Control (Acordo de Controle de Concentração – ACC).

Due to some customary conditions precedent to its closing, including the CADE approval, the related assets and liabilities remained classified as held for sale at December 31, 2017.

On February 7, 2018, the CADE approved this transaction, however, other customary conditions precedent are still pending to date.

Strategic alliance with Total

On December 21, 2016, the Company entered into a master agreement with Total, in connection with the Strategic Alliance established in the Memorandum of Understanding signed on October 24, 2016. Accordingly, certain E&P assets were classified as held for sale at December 31, 2016 due to the share of interests established in this agreement, as described below:

•	Transfer of the Company’s 22.5% stake in the concession area named as Iara, comprising Sururu, Berbigão and West of Atapu fields, which are subject to unitization agreements with Entorno de Iara (an area under the Assignment Agreement in which the Company holds 100% and is located in the Block BM-S-11). The Company will continue to operate the block;

•	Transfer of the Company’s 35% stake in the concession area of Lapa field, located in the Block BM-S-9. Total will also become the operator and the Company will retain a 10% interest in this area; and
•	Transfer of the Company’s 50% interests in Termobahia S.A, including the power plants Celso Furtado and Rômulo Almeida. In 2016, the Company recognized an impairment loss on this transaction in the amount of US$ 47.

On February 28, 2017, the Company and Total signed purchase and sale agreements with respect to the aforementioned assets. Total will pay to the Company the amount of US$ 1,675 in cash for assets and services, subject to price adjustments, as well as contingent payments in the amount of US$ 150, associated with the production volume in Lapa field. In addition, a long-term line of credit in the amount of US$ 400 will be provided by Total, which may be used to fund the Company’s investments in the Iara fields.

The aforementioned agreements supplement the ones already executed on December 21, 2016, such as: (i) the Company’s preemptive right to purchase a 20% interest in block 2 of the Perdido Foldbelt area, in the Mexican sector of the Gulf of Mexico, (ii) the joint exploration studies in the exploratory areas of Equatorial Margin and in Santos Basin; and (iii) the Technological partnership agreement in the areas of digital petrophysics, geological processing and subsea production systems.

At December 31, 2017, these transactions were still subject to approval by the relevant authorities, the potential exercise of preemptive rights by current Iara partners, and other customary conditions precedent. Accordingly, the related assets and liabilities were classified as held for sale at December 31, 2017.

On January 15, 2018, Petrobras and Total closed the aforementioned transfers of interests of Iara and Lapa fields, after performing all conditions precedent to this transaction.

This transaction totaled US$ 1.95 billion, including price adjustments, but not including the long-term line of credit and the contingent payments.

The closing of the power plants deal is still subject to approval by the relevant authorities and other customary conditions precedent.

Initial public offering (IPO) of Petrobras Distribuidora (BR)

On July 11, 2017, the Company’s Board of Directors approved an IPO of its subsidiary Petrobras Distribuidora (BR) through a secondary public offering of common shares, aiming at joining the market tier in the Brazilian stock exchange that requires the highest level of corporate governance, so named New Market (Novo Mercado).

Accordingly, on September 5, 2017, the Extraordinary General Shareholder’s Meeting of BR approved the changes in its bylaws taking into account relevant rules governing the requirements needed to join the New Market tier (Law 13.303/2016 and Decree 8.945/2016).

On December 14, 2017, the Brazilian Securities and Exchange Commission (CVM) accepted the registration of the public offering of secondary distribution of common shares for Petrobras Distribuidora (BR), held the following day in Brazil, in the non-organized over-the-counter market, pursuant to applicable rules.

The Final Prospectus of the Offering reported the sale of 291,250,000 common shares (“Base Lot”) at the price of US$ 4.50 dollars per share. This offering was increased by an additional lot of 43,687,500 shares, as allowed for in the Final Prospectus, under the same conditions and at the same price of issue as initially offered (“Additional Lot”).

The offering was closed on December 22, 2017, with a total distribution of 334,937,500 shares, in the total amount of US$ 1,507, representing a 28.75% stake of BR equity. Considering the book value of the investment, in the proportion of the disposed shares, and the transaction costs, the final gain totaled US$ 719, US$ 479 net of taxes, accounted for within equity, since the Company has kept the control of BR, as set out in note 23.2.

	Basis Lot	Additional Lot	Total
% of disposed stake	25.00%	3.75%	28.75%
Number of shares	291,250,000	43,687,500	334,937,500
Offering price of common shares (in U.S. dollars)	4.50	4.50	4.50
Value of the offering	1,310	197	1,507
Book value of the disposed shares	(654)	(98)	(752)
Transaction costs	(31)	(5)	(36)

Gain accounted for in equity	625	94	719

Sale of Azulão field

On November 22, 2017, the Company entered into an agreement with Parnaíba Gás Natural S.A., a subsidiary of Eneva S.A, concerning the assignment of its entire participation in the Azulão Field (Concession BA-3), located in the state of Amazonas. The total amount of the operation is US$ 54.5 and will be paid at the transaction closing.

The completion of this deal is subject to the fulfillment of usual conditions precedent, including approval by ANP. Accordingly, the related assets and liabilities were classified as held for sale at December 31, 2017.

Strategic alliance with Statoil

On December 18, 2017, the Company entered into agreements with the Norwegian company Statoil relating to the assets of the strategic partnership, in continuity with the Heads of Agreement (“HoA”) signed and disclosed on September 29, 2017. The main signed contracts are:

(i) Strategic Alliance Agreement (“SAA”)—agreement describing all documents related to the strategic partnership, covering all negotiated initiatives.

(ii) Sale and Purchase Agreement (“SPA”)—sale of 25% of Petrobras’ interest in the Roncador field to Statoil.

(iii) Strategic Technical Alliance Agreement (“STAA”)—strategic agreement for technical cooperation aiming at maximizing the value of the asset and focusing on increasing the recoverable oil volume (recovery factor), including the extension of the useful life of the field;

(iv) Gas Term Sheet—Statoil may hire a certain processing capacity of natural gas at the Cabiúnas Terminal (TECAB) for the development of the BM-C-33 area, where the companies already are partners and Statoil is the operator.

The strategic alliance, among other goals, aims at applying the Statoil’s expertise in mature fields in the North Sea towards increasing the recovery factor of Roncador field. Accordingly, the parties signed the STAA for technical cooperation and the joint development of projects.

The SPA has a total amount of US$ 2.9 billion, made up of US$ 118 paid at the execution date of the agreement, contingent payments relating to investments in projects to increase the recovery factor of the field, limited to US$ 550, and the remaining amount will be paid at the transaction closing. Accordingly, the related assets and liabilities remained classified as held for sale at December 31, 2017 and, as a result, an impairment charge was recognized, as set out in note 14.1.

On March 13, 2018, the CADE approved this transaction. However, its closing still depends on the fulfillment of other conditions precedent, such as the approval of ANP.

10.2.	Assets classified as held for sale

The major classes of assets and liabilities classified as held for sale are shown in the following table:

	12.31.2017					12.31.2016
	E&P	Distribution	RT&M	Gas & Power	Total	Total
Assets classified as held for sale
Cash and Cash Equivalents	—	—	8	—	8	109
Trade receivables	—	—	117	—	117	205
Inventories	—	—	128	—	128	172
Investments	—	—	5	—	5	378
Property, plant and equipment	4,370	1	285	95	4,751	4,420
Others	—	—	309	—	309	444

Total	4,370	1	852	95	5,318	5,728

Liabilities on assets classified as held for sale
Trade Payables	29	—	73	—	102	135
Finance debt	—	—	—	—	—	14
Provision for decommissioning costs	170	—	—	—	170	52
Others	—	—	119	—	119	291

Total	199	—	192	—	391	492

As of December 31, 2017, the amounts mainly refer to assets and liabilities transferred following the approvals of the disposal of Liquigás, Petroquimica Suape and Citepe, interest in the concession areas named as Iara and Lapa, as well as interests in the thermoelectric power generation plants Rômulo Almeida and Celso Furtado, 25% Roncador field and entire shareholding Azulão field. At December 31, 2016, the amounts also comprise assets and liabilities transferred following the approvals of the disposals of NTS, PCD, Guarani and Nova Fronteira.

10.3.	Other changes in organizational structure

Corporate restructuring in Petrobras Distribuidora (BR)

In preparation for the IPO of BR, on August 25, 2017, the Company’s Board of Directors approved the corporate restructuring of BR through the following transactions:

•	On August 31, 2017, Petrobras Parent Company increased the share capital of BR by US$ 2,006 in order to prepay borrowings owned by BR and unconditionally guaranteed by Petrobras; and

•	Partial split-off of BR into the wholly-owned subsidiary Downstream Participações Ltda. (“Downstream”). The split-off relates to the collateralized receivables held by BR resulting from debt acknowledgement agreement with the Eletrobras group and other receivables from other entities of Petrobras Group also held by BR, totaling the same amount of the aforementioned capital increase. These assets were incorporated by Downstream on August 31, 2017.

Sale and merger of Nova Fronteira Bioenergia

On December 15, 2016, the Company’s wholly-owned subsidiary PBIO (biofuels business segment) entered into an agreement with the São Martinho group to merge PBIO’s interests in Nova Fronteira Bioenergia S.A. (49%) into São Martinho.

On February 23, 2017, São Martinho granted to PBIO additional 24 million of its common shares, corresponding to 6.593% of its total capital. These shares were accounted for as available-for-sale securities, as set out in note 7.

On December 27, 2017, the Extraordinary General Shareholder’s Meeting of PBIO approved the sale of these shares through a block trade.

On February 16, 2018, PBIO disposed, through a public auction held in the Brazilian stock exchange, these 24 million of shares, at the share price of US$ 5.72 dollars. The settlement of the transaction occurred on February 21, 2018, closing the complete disposal of PBIO’s interests in São Martinho’s capital.

10.4.	Cash flows from sales of interest with loss of control

As shown in note 10.1, among other transactions in the scope of the Divestment and Venture Plan, in 2017 the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
NTS	2,481	(88)	2,393
Petrobras Chile Distribución	470	(104)	366

Total	2,951	(192)	2,759